Deposits - Summary of Deposit Liabilities (Detail) - CAD ($) $ in Millions	Apr. 30, 2021	Oct. 31, 2020
Disclosure of deposits from customers [line items]
Demand	$ 165,179
Notice	748,624
Term	304,559
Total	1,218,362	$ 1,214,136
Personal [member]
Disclosure of deposits from customers [line items]
Demand	22,096
Notice	549,612
Term	54,754
Total	626,462	625,200
Bank Deposits [member]
Disclosure of deposits from customers [line items]
Demand	14,008
Notice	418
Term	11,748
Total	26,174	28,969
Business and government [member]
Disclosure of deposits from customers [line items]
Demand	129,075
Notice	198,594
Term	138,183
Total	465,852	481,164
Trading deposits [member]
Disclosure of deposits from customers [line items]
Term	33,679
Total	33,679	19,177
Deposits designated at fair value through profit or loss [member]
Disclosure of deposits from customers [line items]
Term	66,195
Total	66,195	59,626
Canada [member]
Disclosure of deposits from customers [line items]
Total	670,374
Canada [member] | Personal [member]
Disclosure of deposits from customers [line items]
Total	285,399
Canada [member] | Bank Deposits [member]
Disclosure of deposits from customers [line items]
Total	19,850
Canada [member] | Business and government [member]
Disclosure of deposits from customers [line items]
Total	315,309
Canada [member] | Trading deposits [member]
Disclosure of deposits from customers [line items]
Total	15,602
Canada [member] | Deposits designated at fair value through profit or loss [member]
Disclosure of deposits from customers [line items]
Total	34,214
United States [member]
Disclosure of deposits from customers [line items]
Total	520,582
United States [member] | Personal [member]
Disclosure of deposits from customers [line items]
Total	341,063
United States [member] | Bank Deposits [member]
Disclosure of deposits from customers [line items]
Total	36
United States [member] | Business and government [member]
Disclosure of deposits from customers [line items]
Total	145,863
United States [member] | Trading deposits [member]
Disclosure of deposits from customers [line items]
Total	4,461
United States [member] | Deposits designated at fair value through profit or loss [member]
Disclosure of deposits from customers [line items]
Total	29,159
International [member]
Disclosure of deposits from customers [line items]
Total	27,406
International [member] | Bank Deposits [member]
Disclosure of deposits from customers [line items]
Total	6,288
International [member] | Business and government [member]
Disclosure of deposits from customers [line items]
Total	4,680
International [member] | Trading deposits [member]
Disclosure of deposits from customers [line items]
Total	13,616
International [member] | Deposits designated at fair value through profit or loss [member]
Disclosure of deposits from customers [line items]
Total	2,822
Domestic Offices [member] | Non interest bearing deposits [member]
Disclosure of deposits from customers [line items]
Total	65,345	55,920
Domestic Offices [member] | Interest bearing deposits 1 [member]
Disclosure of deposits from customers [line items]
Total	605,029	604,625
Foreign Offices [member] | Non interest bearing deposits [member]
Disclosure of deposits from customers [line items]
Total	78,346	76,099
Foreign Offices [member] | Interest bearing deposits 1 [member]
Disclosure of deposits from customers [line items]
Total	469,634	472,913
US federal funds deposited [member] | Interest bearing deposits 1 [member]
Disclosure of deposits from customers [line items]
Total	$ 8	$ 4,579